Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
14. ACCUMULATED OTHER

COMPREHENSIVE INCOME
The components of AOCI are as follows:
millions of dollars
Unrealized gain
(loss) on
translation of
self-sustaining
foreign
operations
Net change
in net

investment

hedges
Gains (losses)
on derivatives
recognized

as cash flow
hedges
Net change
on available-
for-sale
investments
Net change in
unrecognized
pension and
post-retirement
benefit costs
Total

AOCI
For the year ended December 31, 2024
Balance, January 1, 2024 $

369 $ (24) $

14 $ (2) $ (52) $

305
OCI before

reclassifications

1,027 (139) -

2 -

890
Amounts reclassified from

AOCI
-

-

(2) -

68

66
Net current period OCI

1,027 (139) (2)

2

68

956
Balance, December 31, 2024 $

1,396 $ (163) $

12 $ -

$

16 $

1,261
For the year ended December 31, 2023
Balance, January 1, 2023 $

639 $ (62) $

16 $ (2) $ (13) $

578
OCI before

reclassifications
(270)

38 -

-

-

(232)
Amounts reclassified from

AOCI
-

-

(2) -

(39) (41)
Net current period OCI (270)

38 (2) -

(39) (273)
Balance, December 31, 2023 $

369 $ (24) $

14 $ (2) $ (52) $

305
The reclassifications out of AOCI are as follows:
For the Year ended December 31
millions of dollars 2024 2023
Affected line item in the Consolidated Financial Statements
Gains on derivatives recognized as cash flow hedges

Interest rate hedge
Interest expense, net $ (2) $ (2)
Net change in unrecognized pension and post-retirement benefit costs

Actuarial losses
Other income, net $

2 $ -

Past service (gains) costs
Other income, net (2)

2

Amounts reclassified into obligations
Pension and post-retirement benefits

68 (40)
Total

before tax

68 (38)
Income tax expense -

(1)
Total

net of tax
$

68 $ (39)
Total reclassifications out of AOCI, net of tax, for the period $

66 $ (41)